Income Taxes (Predecessor) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Robin Energy Ltd. Predecessor [Member]
Income Taxes [Abstract]
U.S. source income taxes	$ 0	$ 47,070	$ 0